Long-Term Debt - Term Debt (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2013	Dec. 30, 2014
Debt Instrument [Line Items]
Term loan, amount			$ 2,478
April 2016 [Member]
Debt Instrument [Line Items]
Maturity Date		Apr. 30, 2016
Term loan, amount		$ 1,167
Term loan, percentage	[1]	5.75%
June 2017 [Member]
Debt Instrument [Line Items]
Maturity Date		Jun. 30, 2017
Term loan, amount		$ 1,750
Term loan, percentage	[1]	5.75%
March 2019 [Member]
Debt Instrument [Line Items]
Maturity Date		Mar. 31, 2019
Term loan, amount		$ 2,894
Term loan, percentage	[2]	4.75%

[1]	Interest rate varies based on the prime rate plus 2.5%
[2]	Interest rate varies based on the prime rate plus 1.5%